Expense Example, No Redemption {- Fidelity Advisor® Diversified Stock Fund} - 09.30 Fidelity Advisor Diversified Stock Fund-AMCIZ PRO-12 - Fidelity Advisor® Diversified Stock Fund	Nov. 28, 2020 USD ($)
Fidelity Advisor Diversified Stock Fund-Destiny Class A
Expense Example, No Redemption:
1 Year	$ 653
3 Years	819
5 Years	999
10 Years	1,519
Fidelity Advisor Diversified Stock Fund-Class M
Expense Example, No Redemption:
1 Year	465
3 Years	709
5 Years	971
10 Years	1,721
Fidelity Advisor Diversified Stock Fund-Class C
Expense Example, No Redemption:
1 Year	176
3 Years	545
5 Years	939
10 Years	2,041
Fidelity Advisor Diversified Stock Fund-Class I
Expense Example, No Redemption:
1 Year	62
3 Years	195
5 Years	340
10 Years	762
Fidelity Advisor Diversified Stock Fund-Class Z
Expense Example, No Redemption:
1 Year	50
3 Years	157
5 Years	274
10 Years	$ 616